Operating Leases as Lessor - Additional Information (Detail) - Namtai Shenzhen	12 Months Ended
Dec. 31, 2015
Operating Leased Assets [Line Items]
Lease agreement date	Mar. 25, 2014
Buildings
Operating Leased Assets [Line Items]
Lease expiration term	3 years
Beginning date of lease term	May 01, 2014
Ending date of lease term	Apr. 30, 2017